Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,621,427	$ 2,471,203
Financial liabilities	2,409,361	2,260,288
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	59,022	56,331
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,439,115	1,362,643
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	140,344	165,884
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	236,323	196,093
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	35,149	37,130
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	69,203	72,167
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,036,743	981,696
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	240,862	242,804
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	85,735	62,666
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	58,951	56,308
Fair value | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,439,512	1,362,945
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	140,344	165,884
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	69,247	72,169
Fair value | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,037,543	985,077
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	240,906	242,857
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	89,061	62,079
Fair value | Level 1 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16	81
Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	26,202	1,790
Fair value | Level 2 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	58,951	56,308
Fair value | Level 2 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,439,362	1,362,794
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	140,344	165,884
Fair value | Level 2 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	68,508	68,378
Fair value | Level 2 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,365	10,518
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	240,199	241,407
Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	62,572	60,073
Fair value | Level 3 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	150	151
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	739	3,791
Fair value | Level 3 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,027,178	974,559
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	691	1,369
Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	287	216
At cost | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	104,555	85,342
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	24,600	22,437
At cost | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	104,936	85,430
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	29,246	25,341
At cost | Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 1 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	104,936	85,430
At cost | Fair value | Level 2 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28,861	24,968
At cost | Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 3 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 385	$ 373